Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

The table below presents the balances of major classes of assets and accumulated depreciation.

		As of
(in millions)	Estimated Useful Lives	March 31, 2014	December 31, 2013
Land		$88.5	$88.6
Building and improvements	20 to 40 years	45.4	45.0
Advertising structures	5 to 20 years	1,658.7	1,662.3
Furniture, equipment and other	3 to 10 years	78.5	77.2
Construction in progress		12.0	18.9
		1,883.1	1,892.0
Less: accumulated depreciation		1,149.5	1,136.6
Property and equipment, net		$733.6	$755.4

Depreciation expense was $26.1 million for the three months ended March 31, 2014, and $26.0 million for the three months ended March 31, 2013.

PROPERTY AND EQUIPMENT
The table below presents the balances of major classes of assets and accumulated depreciation.

At December 31,	2013	2012
Land	$88.6	$87.8
Buildings and improvements	45.0	45.7
Advertising structures	1,662.3	1,655.9
Furniture, equipment and other	77.2	76.3
Construction in progress	18.9	13.5
	1,892.0	1,879.2
Less accumulated depreciation	1,136.6	1,071.3
Property and equipment, net	$755.4	$807.9

Depreciation expense was $104.5 million, $105.9 million and $109.0 million for the years ended December 31, 2013, 2012 and 2011, respectively.